Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Tax loss carryforwards	$ 59,407	$ 19,540
Temporary differences on capital and intangible assets	44,445	2,366
Stock-based compensation expense	11,324	6,427
Accruals and reserves	10,397	8,384
Share issuance costs	6,590	8,011
Temporary differences related to lease assets and liabilities	4,526	0
Investment tax credits	694	5,833
Valuation allowance	(89,363)	(46,343)
Total deferred tax assets	48,020	4,218
Deferred tax liabilities
Temporary differences on intangible assets	(35,967)	(5,350)
Other deferred tax liabilities	(1,374)	0
Total deferred tax liabilities	(37,341)	(5,350)
Net deferred tax assets (liabilities)	$ 10,679
Net deferred tax assets (liabilities)		$ (1,132)